INCOME TAX (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Net operating losses carry forward	$ 634,306	$ 492,194	$ 207,227
Valuation allowance	(634,306)	(492,194)	(207,227)
Deferred tax assets, net	$ 0	$ 0	$ 0